CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Class A	Common Stock Class B	Treasury Stock	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive (loss) income	Class A	Class B	Total
Beginning balance at Dec. 31, 2018	$ 29,498	$ 2,462	$ (2,499,167)	$ 204,701,187	$ (116,752,285)	$ (1,158,900)			$ 84,322,795
Beginning balance (in shares) at Dec. 31, 2018	2,949,757,236	246,224,465	15,550,500
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Loss					(36,846,061)				(36,846,061)
Issuance of ordinary shares upon vesting of restricted shares	$ 50			(50)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	5,038,146
Repurchase of ordinary shares			$ (12,283,426)						(12,283,426)
Repurchase of ordinary shares (in shares)			(80,311,250)
Exercise of share options (Note 15)	$ 111			326,392					326,503
Exercise of share options (Note 15) (in shares)	11,185,700
Share-based compensation				3,662,485					3,662,485
Cancellation of treasury shares	$ (859)		$ 13,719,046	(13,718,187)
Cancellation of treasury shares (in shares)	(85,924,750)		(85,924,750)
Foreign currency translation adjustments						(273,933)			(273,933)
Ending balance at Dec. 31, 2019	$ 28,800	$ 2,462	$ (1,063,547)	194,971,827	(153,598,346)	(1,432,833)			38,908,363
Ending balance (in shares) at Dec. 31, 2019	2,880,056,332	246,224,465	9,937,000
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Loss					(47,366,729)				(47,366,729)
Issuance of ordinary shares upon vesting of restricted shares	$ 43			(43)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	4,278,100
Repurchase of ordinary shares			$ (9,480,179)						(9,480,179)
Repurchase of ordinary shares (in shares)			83,854,891
Cash settlement on vested share options and restricted shares(Note 15)				(823,226)					(823,226)
Exercise of share options (Note 15)	$ 105			304,153					$ 304,258
Exercise of share options (Note 15) (in shares)	10,592,650								16,397,050
Share-based compensation				5,337,041					$ 5,337,041
Cancellation of treasury shares	$ (492)		$ 5,871,392	(5,870,900)
Cancellation of treasury shares (in shares)	(49,280,841)		(49,280,841)						(135,205,591)
Foreign currency translation adjustments						(682,083)			$ (682,083)
Ending balance at Dec. 31, 2020	$ 28,456	$ 2,462	$ (4,672,334)	193,918,852	(200,965,075)	(2,114,916)			(13,802,555)
Ending balance (in shares) at Dec. 31, 2020	2,845,646,241	246,224,465	44,511,050				2,801,135,191	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net Loss					(13,877,363)				(13,877,363)
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (Note 13)	$ 495			1,199,505					1,200,000
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (Note 13) (in shares)	49,501,700
Issuance of ordinary shares upon vesting of restricted shares	$ 51			(51)
Issuance of ordinary shares upon vesting of restricted shares (in shares)	5,051,850
Repurchase of ordinary shares			$ (1,322,195)						(1,322,195)
Repurchase of ordinary shares (in shares)			24,237,100
Exercise of share options (Note 15)	$ 106			81,355					$ 81,461
Exercise of share options (Note 15) (in shares)	10,571,200								10,571,200
Conversion of convertible notes (Note 10)	$ 4,810		$ 5,229,132	13,607,968					$ 18,841,910
Conversion of convertible notes (Note 10) (in shares)	481,038,200		(63,248,150)				347,620,500		196,665,850
Share-based compensation				3,716,319					$ 3,716,319
Beneficial conversion feature on convertible notes				(1,368,866)					(1,368,866)
Commitment fee paid to holders of convertible notes through issuance of treasury shares (see Note 10)			$ 765,397	(436,247)					329,150
Commitment fee paid to holders of convertible notes through issuance of treasury shares (see Note 10) (in shares)			(5,500,000)
Foreign currency translation adjustments						202,020			202,020
Ending balance at Dec. 31, 2021	$ 33,918	$ 2,462		$ 210,718,835	$ (214,842,438)	$ (1,912,896)			$ (6,000,119)
Ending balance (in shares) at Dec. 31, 2021	3,391,809,191	246,224,465					3,391,809,191	246,224,465